BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
SPB
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

November 23, 2011
RUR
ASSETS:
Cash and cash equivalents	10
Current assets	16
Property and equipment	4
Intangible assets	390
Goodwill	470

Total assets	890

LIABILITIES:
Current liabilities	17
Non-current liabilities	81
Deferred tax liabilities	47

Net assets	745

Total purchase consideration	745

GIS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

July 1, 2010
RUR
ASSETS:
Current assets	6
Property and equipment	1
Intangible assets	102
Goodwill	62

Total assets	171

LIABILITIES:
Current liabilities	8
Deferred tax liabilities	20

Net assets	143

Total purchase consideration	143